Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Fair value of contingent consideration				$ 0	$ 0	$ 12,258
Stoke Talent Ltd.
Business Acquisition [Line Items]
Total Consideration	$ 93,084			93,084
Aggregate Retention Bonus				15,000
Acquisition expenses						97
Fair value of contingent consideration	$ 12,258
Creative Live Inc.
Business Acquisition [Line Items]
Total Consideration		$ 9,332
Aggregate Retention Bonus				1,500
Retention bonus expensed during period					$ 1,125	375
Acquisition expenses						121
Working Not Working, Inc.
Business Acquisition [Line Items]
Total Consideration			$ 9,922
Aggregate Retention Bonus				$ 3,500
Retention bonus expensed during period						1,500
Acquisition expenses						$ 292